Note 11 - Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
	Assets Under Construction	Buildings	Machinery and equipment	Right-of-use assets	Mining rights	Other assets	Total
Cost	154,768	-	-	4,188	-	538	159,494
Accumulated depreciation and depletion	-	-	-	(722)	-	(198)	(920)
Balance at December 31, 2022	154,768	-	-	3,466	-	340	158,574

Additions	-	79	77,313	4,823	644	717	83,576
Disposal	-	-	-	(1,780)	(1,425)	(32)	(3,237)
Transfers	(154,768)	75,572	39,553	-	39,779	(136)	-
Depreciation and depletion	-	(2,227)	(3,795)	(1,536)	(3,090)	(84)	(10,732)
Foreign currency translation adjustment of subsidiaries	-	598	9,819	601	522	21	11,561

Balance at December 31, 2023	-	74,022	122,890	5,574	36,430	826	239,742

Cost	-	76,249	126,685	7,799	39,520	1,161	251,414
Accumulated depreciation and depletion	-	(2,227)	(3,795)	(2,225)	(3,090)	(335)	(11,672)
Balance at December 31, 2023	-	74,022	122,890	5,574	36,430	826	239,742

Additions	5,255	89	2,612	3,181	8,980	75	20,192
Disposal	-	-	(955)	(830)	-	(4)	(1,789)
Transfers	(1,535)	-	1,150	-	385	-	-
Depreciation and depletion	-	(3,182)	(6,840)	(2,837)	(5,449)	(142)	(18,450)
Foreign currency translation adjustment of subsidiaries	(445)	(10,913)	(18,849)	(691)	(5,813)	(120)	(36,831)

Balance at December 31, 2024	3,275	60,016	100,008	4,397	34,533	635	202,864

Cost	3,275	64,789	109,736	8,750	42,156	871	229,577
Accumulated depreciation and depletion	-	(4,773)	(9,728)	(4,353)	(7,623)	(236)	(26,713)
Balance at December 31, 2024	3,275	60,016	100,008	4,397	34,533	635	202,864

Disclosure of detailed information for the estimated useful lives of property, plant and equipment [text block]
Description	12/31/2024	12/31/2023
Buildings	26	26
Machinery and equipment	20	18
Right-of-use assets	3	3
Mining rights	8	8
Other assets	5	5

Disclosure of depreciation and amortisation expense [text block]
Reconciliation of depreciation and depletion for the year	12/31/2024	12/31/2023

Operating expenses	18,387	7,547
Inventories	-	2,657
Deferred exploration and evaluation expenditure	63	528
Depreciation accumulated for the year	18,450	10,732